SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-101748

Investment Company Act File No. 811-21226

Eaton Vance Insured Ohio Municipal Bond Fund

Name of Registrant

255 State Street, Boston, MA 02109

Address of Principal Executive Office

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)     Title of Class of Securities to be Redeemed:

     Auction Preferred Shares (“APS”) Series A

(2)     Date on Which the Securities are to be Redeemed:

     The APS will be redeemed on the Dividend Payment Date for each Series as follows: Series A on December 22, 2008.

(3)     Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be
          Redeemed:

     Article VII, Paragraphs 4(a)(i), 4(b) and 4(c) of the Amended By-laws

(4)     Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be
          Selected:

     The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding APS set forth below:

Series	Number of Shares

A	69

Signature

     Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December 2008.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Maureen A.Gemma
Name: Maureen A. Gemma
Title: Secretary